LOAN RECEIVABLE - RELATED PARTY (Details Narrative)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Apr. 30, 2025	Jun. 25, 2024	May 23, 2024	Apr. 12, 2024	Mar. 25, 2024 USD ($)	Mar. 25, 2024 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Interest, rate					4.00%	4.00%
Sichuan TIBO Fluid Technology Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan, current							$ 799,155	¥ 5,600,000
Interest, rate				8.00%
Interest, current	$ 23,723	¥ 166,236
Sichuan TIBO Fluid Technology Co Ltd [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest, rate			3.50%